Note 10 - Other Income - Government Grant (Details)	1 Months Ended	4 Months Ended	13 Months Ended		20 Months Ended
	Jan. 31, 2018	Jun. 26, 2020	Mar. 09, 2020	Feb. 20, 2019	Dec. 31, 2017
Statement Line Items [Line Items]
Percentage	2.50%	25.00%	0.00%	10.00%	3.50%